DEBT AND CREDIT SOURCES - Other Debt and Credit Sources (Details) - USD ($)		12 Months Ended
	Jul. 14, 2020	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018	Jul. 15, 2020
Debt Instrument [Line Items]
Short-term debt		$ 48,421,000	$ 60,383,000
Interest expense		1,700,000
Debt issuance costs		9,200,000
Master Buyer Agreement
Debt Instrument [Line Items]
Principal amount			$ 25,000,000.0
Term			90 days
Short-term debt			$ 22,000,000.0
Master Buyer Agreement | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			0.014%
Revolving Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Principal amount				$ 50,000,000.0
Term				90 days
Short-term debt		47,700,000	$ 37,700,000
Interest expense		$ 1,000,000.0	$ 1,700,000
Revolving Credit Agreement | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate				0.015%
Philippines Term Loan
Debt Instrument [Line Items]
Current borrowing capacity	$ 55,000,000.0
Singapore Working Capital Facility
Debt Instrument [Line Items]
Current borrowing capacity	$ 50,000,000.0
Singapore Working Capital Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	3.75%
Term Loans
Debt Instrument [Line Items]
Current borrowing capacity	$ 20,000,000.0
Stated percentage	0.50%				0.75%
Term Loans | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	3.90%